UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Miller Tabak Healthcare Transformation Fund (MTHFX)

SEMI-ANNUAL REPORT
December 31, 2011

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11
Fund Expenses	18
Supplemental Information	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Miller Tabak Healthcare Transformation Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 72.0%
	COMMERCIAL SERVICES – 2.1%
405	HMS Holdings Corp.*	$12,952

	DENTAL SUPPLIES & EQUIPMENT – 0.9%
150	DENTSPLY International, Inc.	5,248

	HAZARDOUS WASTE DISPOSAL – 2.4%
185	Stericycle, Inc.*	14,415

	MEDICAL INSTRUMENTS – 5.4%
1,395	Boston Scientific Corp.*	7,449
55	Intuitive Surgical, Inc.*	25,466
		32,915
	MEDICAL PRODUCTS – 8.6%
600	CareFusion Corp.*	15,246
375	Covidien PLC	16,879
300	Varian Medical Systems, Inc.*	20,139
		52,264
	MEDICAL-BIOMEDICAL/GENERICS – 7.9%
100	Celgene Corp.*	6,760
495	Illumina, Inc.*	15,088
1,300	Momenta Pharmaceuticals, Inc.*	22,607
115	Vertex Pharmaceuticals, Inc.*	3,819
		48,274
	MEDICAL-DRUGS – 27.0%
700	Bristol-Myers Squibb Co.	24,668
525	Eli Lilly & Co.	21,819
350	Johnson & Johnson	22,953
500	Merck & Co., Inc.	18,850
250	Novartis A.G. - ADR	14,293
159	Novo Nordisk A/S - ADR	18,326
800	Pfizer, Inc.	17,312
106	Pharmasset, Inc.*	13,589
125	Shire PLC - ADR	12,988
		164,798

	MEDICAL-HMO – 13.6%
380	Aetna, Inc.	16,032
130	CIGNA Corp.	5,460
415	Humana, Inc.	36,358

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDICAL-HMO (Continued)
500	UnitedHealth Group, Inc.	$25,340
		83,190
	MEDICAL-HOSPITAL – 1.5%
535	Community Health Systems, Inc.*	9,336
10	Life Healthcare Group Holdings Ltd.	25
		9,361
	MEDICAL-WHOLESALE DRUG DISTRIBUTOR – 0.6%
100	AmerisourceBergen Corp.	3,719

	REITS-HEALTH CARE – 2.0%
10	HCP, Inc. - REIT	414
215	Health Care REIT, Inc.	11,724
		12,138
	TOTAL COMMON STOCKS
	(Cost $380,119)	439,274
Principal Amount
	CORPORATE BONDS – 0.7%
	MEDICAL INSTRUMENTS – 0.7%
$4,000	Boston Scientific Corp.
	4.500%, 1/15/2015	4,201
	TOTAL CORPORATE BONDS
	(Cost $4,228)	4,201
Number of Contracts
	PURCHASED CALL OPTIONS – 0.1%
10	Health Care Select Sector SPDR Fund
	Exercise Price: $35, Expiration Date: January 21, 2012*	430
	TOTAL PURCHASED CALL OPTIONS
	(Cost $150)	430

	PURCHASED PUT OPTIONS – 0.0%
10	Health Care Select Sector SPDR Fund
	Exercise Price: $30, Expiration Date: February 18, 2012*	100
10	Health Care Select Sector SPDR Fund
	Exercise Price: $31, Expiration Date: January 21, 2012*	20
	TOTAL PURCHASED PUT OPTIONS
	(Cost $291)	120

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2011 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 16.0%
97,552	Fidelity Institutional Money Market Fund, 0.19% ‡	$97,552
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $97,552)	97,552

	TOTAL INVESTMENTS – 88.8%
	(Cost $482,340)	541,577

	Other Assets in Excess of Liabilities – 11.2%	68,386

	TOTAL NET ASSETS – 100.0%	$609,963

	SECURITIES SOLD SHORT – (12.1)%
	COMMON STOCKS – (12.1)%
	DIALYSIS CENTERS – (1.2)%
(100)	DaVita, Inc.*	(7,581)

	ELECTRONIC MEASURING INSTRUMENTS – (0.7)%
(130)	Agilent Technologies, Inc.*	(4,541)

	MEDICAL INFORMATION SYSTEMS – (1.0)%
(320)	Allscripts Healthcare Solutions, Inc.*	(6,061)

	MEDICAL INSTRUMENTS – (0.6)%
(100)	Medtronic, Inc.	(3,825)

	MEDICAL LABS & TESTING SERVICES – (1.0)%
(70)	Laboratory Corp. of America Holdings*	(6,018)

	MEDICAL PRODUCTS – (3.9)%
(180)	Cooper Cos., Inc.	(12,694)
(50)	Henry Schein, Inc.*	(3,221)
(100)	Hospira, Inc.*	(3,037)
(100)	Stryker Corp.	(4,971)
		(23,923)
	MEDICAL-BIOMEDICAL/GENERICS – (1.1)%
(100)	Amgen, Inc.	(6,421)

	MEDICAL-DRUGS – (0.7)%
(115)	Endo Pharmaceuticals Holdings, Inc.*	(3,971)

	MEDICAL-GENERIC DRUGS – (1.9)%
(250)	Mylan, Inc.*	(5,365)

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2011 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MEDICAL-GENERIC DRUGS (Continued)
(105)	Watson Pharmaceuticals, Inc.*	$(6,335)
		(11,700)
	TOTAL COMMON STOCKS
	(Proceeds $77,007)	(74,041)

Number of Contracts		Value
	WRITTEN CALL OPTIONS – 0.0%
(1)	Novo Nordisk A/S
	Exercise Price: $120, Expiration Date: January 21, 2012*	(80)
	TOTAL WRITTEN CALL OPTIONS
	(Proceeds $135)	(80)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $77,142)	$(74,121)

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
SUMMARY OF INVESTMENTS
As of December 31, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Medical-Drugs	27.0%
Medical-HM	13.6%
Medical Products	8.6%
Medical-Biomedical/Generics	7.9%
Medical Instruments	5.4%
Hazardous Waste Disposal	2.4%
Commercial Services	2.1%
REITS-Health Care	2.0%
Medical-Hospital	1.5%
Dental Supplies & Equipment	0.9%
Medical-Wholesale Drug Distributor	0.6%
Total Common Stocks	72.0%

Corporate Bonds
Medical Instruments	0.7%
Total Corporate Bonds	0.7%

Purchased Call Options	0.1%
Total Purchased Call Options	0.1%

Purchased Put Options	0.0%
Total Purchased Put Options	0.0%

Short-Term Investments	16.0%
Total Investments	88.8%
Other Assets in Excess of Liabilities	11.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $481,899)	$541,027
Purchased options, at value (cost $441)	550
Cash	3,774
Receivables:
Fund shares sold	100
Dividends and interest	137
Deposits with brokers for written options and short investments	121,941
Due from advisor	27,596
Prepaid expenses	15,166
Total assets	710,291

LIABILITIES
Securities sold short, at value (cost $77,007)	74,041
Written option contracts, at value (premium received $135)	80
Payables:
Investment securities purchased	2,007
Transfer agent fees	3,130
Fund accounting fees	1,015
Distribution fees - (Note 6)	990
Administration fees	2,465
Custody fees	952
Chief Compliance Officer fees	1,460
Trustees fees	978
Accrued other expenses	13,210
Total liabilities	100,328

NET ASSETS	$609,963

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$580,157
Accumulated net investment loss	(4,517)
Accumulated net realized loss on investments, purchased option contracts, securities sold short and written option contracts	(27,935)
Net unrealized appreciation on investments
Investments	59,128
Purchased option contracts	109
Securities sold short	2,966
Written option contracts	55
NET ASSETS	$609,963

Shares of beneficial interest issued and outstanding	58,500
Net asset value per share	$10.43

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
STATEMENT OF OPERATIONS
For the sixth months ended December 31, 2011 (Unaudited)

Investment Income
Income
Dividends	$2,310
Interest	87
Total income	2,397

Expenses
Advisory fee	4,355
Distribution fees - (Note 6)	732
Administration fees	17,117
Transfer agent fees	16,542
Fund accounting fees	14,411
Registration fees	11,864
Offering costs	8,678
Audit fees	8,145
Custody fees	4,817
Chief compliance officer fees	4,531
Shareholder reporting fees	3,077
Trustees fees and expenses	2,946
Legal fees	2,099
Insurance fees	774
Miscellaneous expenses	1,786

Total expenses before interest expense, dividends on short positions and waived advisor fees	101,874
Advisory fee waived	(4,355)
Other expenses reimbursed	(90,897)
Interest expense and dividends on short positions	292
Net expenses	6,914
Net investment loss	(4,517)

Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) on:
Investments	(25,396)
Purchased option contracts	154
Securities sold short	1,282
Written option contracts	1,573
Net realized loss on investments	(22,387)

Change in unrealized appreciation (depreciation) on:
Investments	8,601
Purchased option contracts	109
Securities sold short	5,478
Written option contracts	(279)
Net unrealized appreciation on investments	13,909

Net realized and unrealized loss on investments	(8,478)

Net Decrease in Net Assets from Operations	$(12,995)

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2011	For the Period September 30, 2010*
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)	to June 30, 2011
Operations
Net investment loss	$(4,517)	$(5,934)
Net realized loss on investments, purchased option contracts, securities sold short and written option contracts	(22,387)	(5,687)
Net change in unrealized appreciation on investments, purchased option contracts, securities sold short and written option contracts	13,909	48,349
Net increase (decrease) in net assets resulting from operations	(12,995)	36,728

Capital Transactions
Net proceeds from shares sold	27,581	574,162
Cost of shares redeemed	(15,513)	-
Net change in net assets from capital transactions	12,068	574,162

Total increase (decrease) in net assets	(927)	610,890

Net Assets
Beginning of period	610,890	-
End of period	$609,963	$610,890

Accumulated net investment loss	$(4,517)	$-

Capital Share Transactions
Shares sold	2,766	57,267
Shares redeemed	(1,533)	-
Net increase	1,233	57,267

* Commencement of Operations.

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended December 31, 2011

Increase/(Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(12,995)
Adjustments to reconcile net increase in net assets from operations to
Net cash used for operating activities:
Purchase of investment securities	(177,488)
Proceeds from sale of investment securities	159,802
Proceeds from short sale	48,787
Closed short transactions	(27,910)
Sale of short-term investment, net	36,144
Increase in deposits with brokers for short sales	(43,057)
Increase in dividends payables on securities sold short	(9)
Decrease in dividends and interest receivables	458
Decrease in receivables for securities sold	16,710
Decrease in due from advisor	21,212
Decrease in other assets	15,024
Increase in payables for securities purchased	(39,163)
Increase in accrued expenses	(17,929)
Net realized loss on investments	22,387
Unrealized appreciation on securities	(13,909)
Net cash used for operating activities	(11,936)
Cash flows provided by / (used for) financing activities
Proceeds from sale of shares	27,481
Redemption of shares, net of redemption fees	(15,513)
Dividends paid to shareholders, net of reinvestments	-
Net cash provided by financing activities	11,968

Net increase in cash	32
Cash at beginning of period	3,742
Cash at end of period	$3,774

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.	For the Six
For a capital share outstanding throughout the Period.	Months Ended		For the period
	December 31, 2011		September 30, 2010* to
	(Unaudited)		June 30, 2011
Net asset value, beginning of period	$10.67		$10.00
Income from Investment Operations
Net investment income	(0.08	)1	(0.11	)1
Net realized and unrealized gain (loss) on investments, purchased option contracts, securities sold short and written option contracts	(0.16)		0.78
Total from investment operations	(0.24)		0.67

Net asset value, end of period	$10.43		$10.67

Total return	(2.25	%)2	6.70	%2

Ratios and Supplemental Data
Net assets, end of period (000)	$610		$611

Ratio of expenses to average net assets4
Before fees waived and expenses absorbed	34.74	%3	42.37	%3
After fees waived and expenses absorbed	2.35	%3	2.30	%3
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(33.92	%)3	(41.50	%)3
After fees waived and expenses absorbed	(1.54	%)3	(1.42	%)3

Portfolio turnover rate	41	%2	48	%2

*	Commencement of Operations.
1	Calculated based on average shares outstanding.
2	Not annualized.
3	Annualized.
4
Includes interest expense and dividends on securities sold short. If interest expense and dividends on securities sold short were excluded, the ratio of net expenses to average net assets would have been 2.25%.

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2011 (Unaudited)

Note 1 – Organization
Miller Tabak Healthcare Transformation Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on September 30, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Registered open-end investment companies are valued based upon the Net Asset Value of such investments.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $33,343, which were amortized over a one-year period from September 30, 2010 (commencement of operations).

(c) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2011 (Unaudited)
(Continued)

decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Deposits with brokers for written options and short investments” on the Statements of Assets and Liabilities. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statements of Operations.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(e) Federal Income and Excise Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years (June 2011), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended December 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2011 (Unaudited)
(Continued)

which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Miller Tabak Advisors, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.48% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 2.25% of the Fund's average daily net assets until October 31, 2012.

For the six months ended December 31, 2011, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $95,252.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The advisor may recapture a portion of the amounts no later than the dates stated below:

June 30, 2014	$167,166
June 30, 2015	$95,252
Potential Recoverable Expenses	$262,418

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period six months ended December 31, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period six months ended December 31, 2011, are reported on the Statement of Operations.

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2011 (Unaudited)
(Continued)

Note 4 – Federal Income Taxes
At December 31, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$487,725
Proceeds from securities sold short	(76,950)

Gross unrealized appreciation	$71,442
Gross unrealized depreciation	(14,761)
Net unrealized appreciation on investments and securities sold short	$56,681

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	(3,700)
Unrealized appreciation	46,501
Total accumulated earnings	$42,801

Losses incurred after October 31 ("post-October" losses) and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. As of June 30, 2011, the Fund had $3,700 of post-October capital losses, which are deferred until July 1, 2011 for tax purposes.

Note 5 - Investment Transactions
For the six months ended December 31, 2011, purchases and sales of investments, excluding short-term investments and options, were $176,537 and $159,137, respectively.

Transactions in option contracts written for the six months ended December 31, 2011, were as follows:

	Number of Contracts	Premiums Received
Outstanding at June 30, 2011	5	$849
Options written	14	1,739
Options closed	(7)	(998)
Options expired	(11)	(1,455)
Outstanding at December 31, 2011	1	$135

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2011 (Unaudited)
(Continued)

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the period six months ended December 31, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2011 (Unaudited)
(Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common Stocks1	$439,274	-	-	$439,274
Corporate Bonds2	-	4,201	-	4,201
Purchased Call Options	430	-	-	430
Purchased Put Options	-	120	-	120
Short-Term Investments	97,552	-	-	97,552
Total Assets	$537,256	4,321	-	$541,577

Liabilities
Other Financial Instruments
Securities Sold Short
Common Stocks1	$(74,041)	-	-	$(74,041)
Written Call Options	(80)	-	-	(80)
Total Liabilities	$(74,121)	-	-	$(74,121)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

2 All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

The Fund did not hold any level 3 securities at December 31, 2011. There were no transfers between Levels as of the beginning and ending of the period.

Note 9 –Derivatives and Hedging Disclosures:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the six months ended December 31, 2011.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of December 31, 2011 by risk category are as follows:

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2011 (Unaudited)
(Continued)

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Purchased Option Contracts	Investments in securities, at value	$550	Written Option Contracts, at value	$(80)

Total		$550		$(80)

The effects of derivative instruments on the Statement of Operations for the period December 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$154	$1,573	$1,727

Total	$154	$1,573	$1,727

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$109	$(279)	$(170)

Total	$109	$(279)	$(170)

Note 10 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Miller Tabak Healthcare Transformation Fund
Fund Expenses – December 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 07/01/11 to 12/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Miller Tabak Healthcare Transformation Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	07/01/11	12/31/11	07/01/11 – 12/31/11

Actual Performance	$1,000.00	$977.50	$11.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.18	$11.90

* Expenses are equal to the Fund’s annualized expense ratio of 2.35% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 366.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Miller Tabak Healthcare Transformation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on September 21-22, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Miller Tabak Advisors, LLC (the “Investment Advisor”) with respect to the Miller Tabak Healthcare Transformation Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. The Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund compared with returns of the S&P 1500 Healthcare Index for the three-month and year-to-date periods ended August 31, 2011, and the returns of select groups of comparable funds selected by MFAC (the “Peer Groups”) for the three-month and year-to-date periods ended July 31, 2011.  With respect to the performance results of the Fund, the Board noted that the materials they reviewed indicated that the annualized total returns of the Fund were very close to and above the returns of the S&P 1500 Healthcare Index for the three-month and year-to-date periods, respectively; were above and below the average returns of the Peer Group funds based on the Morningstar Health category for the three-month and year-to-date periods, respectively; and were above the average returns of the Peer Group funds based on the Morningstar Long/Short Equity category for those periods.  The Board noted that the Morningstar Health universe is comprised generally of long-only equity healthcare funds, and that the Fund, which takes long and short positions and invests in options in healthcare companies, is relatively unique.  The Board also considered the relatively small size of the Fund’s assets compared to the average Peer Group fund sizes.

The Board considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Miller Tabak Healthcare Transformation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers) and the total expenses paid by the Fund (net of fee waivers) were significantly higher than the averages of the Fund’s Peer Group based on the Morningstar Health category, and slightly higher than the averages of the Fund’s Peer Group based on the Morningstar Long/Short Equity category.  The Trustees noted, however, that the Investment Advisor was currently waiving its entire advisory fee with respect to the Fund, and subsidizing a portion of the Fund’s expenses, because of the Fund’s asset levels.  The Trustees noted that the Investment Advisor has no advisory clients other than the Fund and therefore they could not compare the Fund’s fees to the fees charged by the Investment Advisor to any other client.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, noting that because the Investment Advisor was subsidizing the Fund’s expenses, the Investment Advisor had realized no profits with respect to the Fund in the past year.  The Board noted the financial commitment of the parent of the Investment Advisor to the success of the Fund.  The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Investment Advisor
Miller Tabak Advisors LLC
331 Madison Avenue
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
Miller Tabak Healthcare Transformation Fund	MTHFX	461418675

Privacy Principles of the Miller Tabak Healthcare Transformation Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Miller Tabak Healthcare Transformation Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 888.MTADVISORS (1-888-682-3847) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 888.MTADVISORS (1-888-682-3847) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at 888.MTADVISORS (1-888-682-3847).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Miller Tabak Healthcare Transformation Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 888.MTADVISORS (1-888-682-3847)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	March 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	March 2, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	March 2, 2012